Long term debt - Schedules (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Revolving Credit Facilities [Abstract]
Gross Unsecured Revolving Credit Facility Available	$ 1,000,000,000
Maximum Letters of credit under the facility	100,000,000
Increase in revolving credit facility with minimum Increments	50,000,000
Maximum unsecured revolving credit facility	1,250,000,000
Unsecured loans received	0
Outstanding letters of credit facility	1,593,379,000	$ 1,573,873,000
Gross Letters Of Credit Committments	$ 1,756,754,000	$ 1,696,041,000
Debt to tangible net worth ratio	1
Credit Facility Maturity	October 1, 2026